Convertible notes (Schedule of Convertible Notes) (Details)				1 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($) shares	Apr. 25, 2019 shares	Apr. 18, 2018 USD ($) $ / shares	Apr. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Jan. 31, 2020
Short-term Debt [Line Items]
Interest rate			2.50%			8.00%
Proceeds from Notes Payable			$ 5,779,602,000
Debt Instrument, Term			5 years
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 1.50
Debt Instrument, Convertible, Number of Equity Instruments			3,853,068
2018 Notes
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 1.38
Debt Instrument Dividend Liability					$ 500,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt					$ 5,300,000
Debt Instrument Issue Date price | $ / shares					$ 1.07
Century Skyway Limited
Short-term Debt [Line Items]
Number of shares to sell | shares		5,100
Century Skyway Limited | 2018 Notes
Short-term Debt [Line Items]
Principal amount	$ 280,000			$ 280,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt				$ 3,480,000
Principal amount to be surrendered in the disposal	$ 3,760,000
Number of shares to sell | shares	5,100